Condensed Financial Information of Parent Company - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ 29,808	$ 9,943	$ 50,491
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Stock-based compensation	871	613	1,315
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	986	4,434	4,378
Net cash provided by (used in) operating activities	14,040	85,033	(37,641)
Investing activities:
Net cash provided by investing activities	608,527	132,993	2,465
Financing activities:
Proceeds from issuance of common stock	20,000
Net cash (used in) provided by financing activities	(341,896)	(93,880)	84,970
Net increase (decrease) in cash	280,671	124,146	49,794
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	267,762	143,616	93,822
CASH AND CASH EQUIVALENTS, END OF YEAR	548,433	267,762	143,616
Parent Company [Member]
Operating activities:
Net loss	(29,808)	(9,943)	(50,491)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed loss of subsidiaries	28,480	8,681	48,560
Stock-based compensation	226	167	(75)
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(730)	(621)	(1,024)
Accounts payable and other liabilities	(487)	(389)	(234)
Net cash provided by (used in) operating activities	(2,319)	(2,105)	(3,264)
Investing activities:
Payments for investments in and advances to subsidiaries	(7,500)		(28,000)
Net cash provided by investing activities	(7,500)		(28,000)
Financing activities:
Proceeds from issuance of common stock	22,157	1,580	1,612
Net cash (used in) provided by financing activities	22,157	1,580	1,612
Net increase (decrease) in cash	12,338	(525)	(29,652)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	17,437	17,962	47,614
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 29,775	$ 17,437	$ 17,962